Prepaid expenses and other current assets	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Prepaid expenses and other current assets
Prepaid expenses and other current assets

2.Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following (in thousands):

	As of
	September 30,	December 31,
	2025	2024
Insurance	$132	$5
Deposits	6	16
Deferred expenses	79	—
Prepaid non-income state taxes	52	—
Prepaid clinical trial expenses	42	—
Other prepaid expenses	58	34
Total	$369	$55

2.Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following (in thousands):

	As of
	December 31,
	2024	2023
Insurance	$5	$—
Deposits	16	39
Other prepaid expenses	34	38
Total	$55	$77